Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of operating lease costs
	Year ended December 31,
	2020	2021

Operating lease cost	$8,144	$7,946
Variable lease cost	4,150	4,241
Short-term lease cost	422	373

Total lease costs	$12,716	$12,560

Schedule of weighted average remaining lease terms and discount rates
December 31,
2021

Weighted average remaining lease term (years)	6.26
Weighted average discount rate	4.77%

Schedule of maturities of lease liabilities
2022	$11,115
2023	10,226
2024	7,953
2025	7,205
2026	6,726
2027 and thereafter	14,923

Total undiscounted cash flows	58,148
Less imputed interest	8,570

Present value of lease liabilities	$49,578